Consolidated Statements of Cash Flows - Globallink Investment Inc [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (375,307)	$ 682,939	$ (709,239)	$ 1,224,868	$ (978,445)	$ 1,320,324
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(342,667)	(1,257,477)	(1,036,806)	(2,550,909)	(1,285,520)	(3,090,407)
Change in fair value of warrant liabilities	11,799	(570)	12,369	4,446	855	(4,389)
Changes in operating assets and liabilities:
Prepaid expenses	(9,655)	58,499	64,879	147,527	28,733	81,820
Deferred tax liability		(79,358)		(79,358)		(79,358)
Due to related parties		30,000		90,000		90,000
Income tax payable	73,291	332,929	(91,956)	197,883	(50,226)	300,678
Interest expense accrual	33,395		128,811	33,376	188,203	57,255
Excise tax liability					109,368
Accounts payable	(126,663)	103,419	(75,678)	(155,946)	(62,208)	(42,036)
Franchise tax payable	(150,000)	50,000	(50,000)	(86,365)	9,906	(36,365)
Net cash used in operating activities	(885,807)	(79,619)	(1,757,620)	(1,174,478)	(2,039,334)	(1,402,478)
Cash Flows from Investing Activities:
Cash deposited to Trust Account	(180,000)	(390,000)	(540,000)	539,788	(720,000)	(1,230,000)
Cash withdrawn from Trust Account in connection with redemption of common stock				69,920,879	26,890,379	93,521,369
Cash withdrawn from Trust Account to pay tax obligations	143,612	19,365	433,768	(910,000)	433,768	539,788
Net cash provided by investing activities	(36,388)	(370,635)	(106,232)	69,550,667	26,604,147	92,831,157
Cash Flows from Financing Activities:
Proceeds from promissory note	850,000	390,000	1,850,000	1,340,000	2,500,000	1,700,000
Due to affiliate - advance				260,000		390,000
Common stock redemption				(69,920,879)	(26,890,379)	(93,521,369)
Net cash used in financing activities	850,000	390,000	1,850,000	(68,320,879)	(24,390,379)	(91,431,369)
NET CHANGE IN CASH	(72,195)	(60,254)	(13,852)	55,310	174,434	(2,690)
CASH, BEGINNING OF PERIOD	79,073	81,763	79,073	81,763	79,073	81,763
CASH, END OF PERIOD	6,878	21,509	65,221	137,073	253,507	79,073
Supplementary cash flow information:
Cash paid for interest expense
Cash paid for income taxes				308,285	290,131	320,073
Non-cash investing and financing activities:
Excise tax accrued for common stock redemptions		699,209		699,209	268,904	935,214
Remeasurement of Common stock subject to redemption	455,764	1,343,926	$ 1,284,994	$ 2,888,960	$ 1,768,457	$ 3,595,663
Reclassification of redeemable Common stock to redeemed stock payable		$ 69,920,879